Shareholder Report, Holdings (Details)	Oct. 31, 2024
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dreyfus Institutional Preferred Treasury Obligations Fund - Institutional Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Dreyfus Institutional Preferred Treasury Obligations Fund - Hamilton Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)